EMPLOYEE BENEFITS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
EMPLOYEE BENEFITS
Amount of Contributions	$ 1,129,186	$ 2,187,910	$ 1,956,917